Stock Prices and Dividends (Unaudited)	12 Months Ended
Jun. 30, 2011
Stock Prices and Dividends (Unaudited)
19.	Stock Prices and Dividends (Unaudited)

(In dollars)		1st	2nd	3rd	4th	Full Year
2011	High	$72.12	$87.36	$95.00	$99.40	$99.40
	Low	54.26	67.52	82.80	83.65	54.26
	Dividends	.27	.29	.32	.37	1.25
2010	High	$55.89	$59.36	$66.71	$72.50	$72.50
	Low	39.53	49.36	53.50	55.18	39.53
	Dividends	.25	.25	.25	.26	1.01
2009	High	$72.69	$52.52	$46.45	$48.45	$72.69
	Low	48.67	31.29	27.69	33.13	27.69
	Dividends	.25	.25	.25	.25	1.00

Common Stock Listing: New York Stock Exchange, Stock Symbol PH